Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss)
Net income / (loss)	$ (6,632,997)	$ (5,712,718)	$ 13,469,207	$ (24,809,502)
Other comprehensive (loss), net of tax:
Net change in unrealized gains / (losses) on cash flow hedges	68,024	0	(705,395)	0
Other comprehensive Income / (loss), net of tax	68,024	0	(705,395)	0
Comprehensive (loss) / income	$ (6,564,973)	$ (5,712,718)	$ 12,763,812	$ (24,809,502)